Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		January 1, 2011
Closing Date:		January 27, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:		$945,358,024.43

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%		February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%		November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%		April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%		December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%		April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%		June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$68,119,005.15	0.5842110	$57,155,310.27	0.4901828	$10,963,694.88
Class B Notes	$34,030,000.00	1.0000000	$34,030,000.00	1.0000000	$-
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$134,299,005.15	0.1458535	$123,335,310.27	0.1339466	$10,963,694.88

Weighted Avg. Coupon (WAC)	4.67%		4.68%
Weighted Avg. Remaining Maturity (WARM)	24.55		23.67
Pool Receivables Balance	$172,661,753.82		$161,286,851.87
Remaining Number of Receivables	25,199		24,584

Adjusted Pool Balance	$167,859,215.02		$156,895,520.13

III. COLLECTIONS

Principal:
Principal Collections	$11,162,893.17
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$210,102.26
Total Principal Collections	$11,372,995.43

Interest:
Interest Collections	$661,143.93
Late Fees & Other Charges	$21,294.30
Interest on Repurchase Principal	$-
Total Interest Collections	$682,438.23

Collection Account Interest	$173.31
Reserve Account Interest	$76.07
Servicer Advances	$-

Total Collections	$12,055,683.04

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$12,055,683.04
Reserve Account Available					$4,726,790.12
Total Available for Distribution					$16,782,473.16
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$143,884.79	$-	$143,884.79	$143,884.79
Collection Account Interest					$173.31
Late Fees & Other Charges					$21,294.30
Total due to Servicer					$165,352.40

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$101,043.19		$101,043.19

Total Class A interest:		$101,043.19		$101,043.19	$101,043.19

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$69,477.92		$69,477.92	$69,477.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$11,639,434.53

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$10,963,694.88

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,963,694.88
Class A Notes Total:		$10,963,694.88		$10,963,694.88
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$10,963,694.88

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					675,739.65

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,802,538.80
Beginning Period Amount	$4,802,538.80
Current Period Amortization	$411,207.07
Ending Period Required Amount	$4,391,331.74
Ending Period Amount	$4,391,331.74
Next Distribution Date Amount	$3,999,702.81

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Hyundai Auto Receivables Trust 2011-A
Monthly Servicing Report

Collection Period	April 2014
Distribution Date	05/15/14
Transaction Month	39
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%
		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.87	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		19.99%	21.39%	21.39%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.89%	24,311	98.34%	$158,603,801.47
30 - 60 Days	0.89%	220	1.32%	$2,131,070.14
61 - 90 Days	0.17%	43	0.29%	$471,130.78
91 + Days	0.04%	10	0.05%	$80,849.48
		24,584		$161,286,851.87
Total
Delinquent Receivables 61 + days past due	0.22%	53	0.34%	$551,980.26
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	47	0.27%	$473,776.01
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	69	0.40%	$742,820.13
Three-Month Average Delinquency Ratio	0.22%		0.34%

Repossession in Current Period		14		$139,020.05
Repossession Inventory		27		$102,183.10

Charge-Offs
Gross Principal of Charge-Off for Current Period				$212,008.78
Recoveries				$(210,102.26)
Net Charge-offs for Current Period				$1,906.52

Beginning Pool Balance for Current Period				$172,661,753.82

Net Loss Ratio				0.01%
Net Loss Ratio for 1st Preceding Collection Period				-0.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.44%
Three-Month Average Net Loss Ratio for Current Period				0.09%

Cumulative Net Losses for All Periods				$6,036,806.19
Cumulative Net Losses as a % of Initial Pool Balance				0.61%

Principal Balance of Extensions				$518,101.22
Number of Extensions				51

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